Basis of Presentation and Our Divisions (Narrative) (Details) $ in Millions		12 Months Ended
		Dec. 27, 2014 USD ($) country	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit		$ 9,581	$ 9,705	$ 9,112
Manufacture and sell in (number of countries) | country		200
Corporate Unallocated Pension Lump Sum Settlement Charges [Domain]
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit		$ (141,000)	0	(195,000)
FLNA
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit	[1]	$ 4,054	3,877	3,646
Stock-based compensation percentage		15.00%
QFNA
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit	[1]	$ 621	617	695
Stock-based compensation percentage		2.00%
NAB
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit	[1]	$ 2,421	2,580	2,569
Stock-based compensation percentage		23.00%
Latin America
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit	[1]	$ 1,636	1,617	1,427
Stock-based compensation percentage		7.00%
ESSA
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit	[1]	$ 1,389	1,327	1,361
Stock-based compensation percentage		13.00%
AMENA
Basis Of Presentation And Our Divisions [Line Items]
Operating Profit	[1]	$ 985	$ 1,140	$ 716
Stock-based compensation percentage		10.00%
Corporate Unallocated
Basis Of Presentation And Our Divisions [Line Items]
Stock-based compensation percentage		30.00%
Maximum
Basis Of Presentation And Our Divisions [Line Items]
Ownership percentage of certain other affiliates		50.00%

[1]	For information on the impact of restructuring and impairment charges on our divisions, see Note 3 to our consolidated financial statements. See also Note 15 to our consolidated financial statements for more information on our transaction with Tingyi and refranchising of our beverage business in Vietnam in our AMENA segment.